Schedule of Concentration Risk Percent (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Revenues	$ 2,954,607	$ 2,345,541	$ 9,990,150	$ 10,648,175
Purchase	2,960,529	2,278,420	10,061,164	9,149,717
Vendor A [Member]
Product Information [Line Items]
Accounts payable	6,118,302		2,871,033	2,384,085
Vendor B [Member]
Product Information [Line Items]
Accounts payable	4,290,063		4,364,105	5,135,351
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Revenues	$ 2,954,607	$ 1,448,109	$ 1,280,555	$ 5,259,447
Concentrationr risk, percentage	100.00%	62.00%	13.00%	49.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenues		$ 897,432	$ 8,593,998	$ 5,338,728
Concentrationr risk, percentage		38.00%	86.00%	50.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%	100.00%
Accounts receivable	$ 8,437,022	$ 3,344,349
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentrationr risk, percentage			100.00%	100.00%
Accounts receivable			$ 5,209,169	$ 4,665,735
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%	84.00%	95.00%	67.00%
Purchase	$ 2,960,164	$ 1,908,106	$ 8,552,684	$ 5,549,968
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentrationr risk, percentage				1.00%
Purchase				$ 79,608
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage		16.00%	5.00%	32.00%
Purchase		$ 369,389	$ 438,230	$ 2,626,103
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentrationr risk, percentage	59.00%	23.00%	40.00%	32.00%
Accounts payable	$ 6,118,302	$ 1,534,522	$ 2,871,033	$ 2,384,085
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentrationr risk, percentage	41.00%	76.00%	60.00%	68.00%
Accounts payable	$ 4,290,063	$ 4,983,479	$ 4,364,105	$ 5,135,351
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage
Accounts payable